[JPMORGAN LOGO]

SELECT GROWTH AND INCOME FUND
ANNUAL REPORT

DECEMBER 31, 2002

JPMORGAN SELECT GROWTH AND INCOME FUND

PRESIDENT'S LETTER

                                                               FEBRUARY 10, 2003

Dear Shareholder:

We are pleased to present this annual report for the JPMorgan Select Growth and Income Fund for the year ended December 31, 2002.

A YEAR OF UPHEAVAL...
With the close of 2002, both the S&P 500 and the Dow Jones Industrial Average recorded their third consecutive yearly declines, which had not been matched in 61 years. The beaten-up and beaten-down NASDAQ Composite index also continued to decline during 2002, thereby continuing a string of major losses that began with the bursting of the Internet bubble in March 2000.

The U.S. economy was up one day and down the next, with positive indicators driving the equity markets one day, and negative indicators pressuring them the next, in the process creating very wide swings and extreme volatility.

For much of the year, investors were badly bruised by numerous corporate accounting scandals, unwelcome debt-related revelations by major corporations, earnings downgrades and notable bankruptcies.

It was a time when geopolitical tensions escalated as the U.S. prepared to lead its allies in a possible war with Iraq, while major terrorist bombings and a potential nuclear conflict with North Korea waited in the wings. There were other undesirable developments, to be sure.

Even so, there were some positives. Historically low interest rates, care of a generous monetary policy by the Fed, enabled millions of our people to realize the "American Dream" of homeownership, a dream many thought would never come to pass. We also continued to enjoy very low inflation and a net gain in the average wage.

....AND DEALING WITH IT.
Despite the numerous ills that have come our way over the past few years, we are optimistic about the years that lie immediately ahead. Why?

As you will read in the following portfolio manager commentary, our corporate leaders are doing what they need to do to restore investor confidence. They are also cutting fat and positioning their companies for the next upturn in the business cycle, one that could easily be just a few quarters away.

Economic numbers, while not conclusive, appear to suggest that the U.S. economy is growing modestly and that historically low interest rates are paving the way for an acceleration of that growth. We may also see the benefits of a major new fiscal stimulus package before too long.

On behalf of all of us here, we thank you for your investment and look forward to serving your investment needs for many years to come.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN SELECT GROWTH AND INCOME FUND
As of December 31, 2002


Q. HOW DID SELECT FUND PERFORM?

A. JPMorgan Select Growth and Income Fund, which seeks to provide capital growth over the long term and earn income from dividends, declined 17.19% during the year ended December 31, 2002. This compares with a fall of 20.85% for the S&P 500/BARRA Value Index.

Q. WHY DID THE FUND PERFORM THIS WAY?

A. The Fund's relatively defensive approach helped it to outperform its S&P 500/BARRA Value Index benchmark by a significant margin, thus providing a small cushion against losses. Across most sectors, we held the higher quality stocks, which helped performance. Additionally, the fund benefited from its conservative sector selection - most importantly being underweight Information Technology, which was by far the worst performing sector in the benchmark.

Due to the high valuations and generally poor earnings visibility of the Information Technology sector, we were underweight the sector. In particular, the fund benefited from avoiding stocks such as Altera, Applied Materials, Intel and Motorola.

Another illustration of our defensive stance was the overweight position in the Consumer Staples sector, which by definition is resilient in weak economic conditions. The sector fell by less than the broad market, and our stock selection was also good. Our best performers were Kraft Foods and PepsiCo.

Against these positives, there were a number of disappointments that were almost impossible to avoid. Modest weightings in Tenet Healthcare, Cigna, Tyco, AOL Time Warner, El Paso, and Sprint PCS hurt performance.

Q. HOW WAS THE FUND MANAGED?

A. We maintained the Fund's defensive stance throughout the year, concentrating on quality companies. While some value is now apparent among cyclical companies, we still prefer the more defensive, high quality companies with strong cash flows. We are gradually becoming more optimistic about economic growth, but do not believe that cyclical companies will enjoy the degree of earnings leverage experienced in previous recoveries because they will have little pricing power.

Q. WHAT IS THE OUTLOOK?

A. We are cautiously optimistic about the equity markets in 2003, as equities appear reasonably priced, with the S&P 500 Index's earnings yield exceeding that of the 10-year U.S. Treasury bond. If and when evidence emerges that the economy is responding convincingly to the current benign monetary and fiscal environment, we believe expectations regarding corporate profits will finally begin to rise from their depressed levels, providing some much needed support for a rally in equity prices.


                                   (UNAUDITED)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                     35.30%
Consumer Goods & Services               18.20%
Energy                                  13.20%
Telecommunications                      11.40%
Industrial Products & Services           7.70%
Technology                               6.00%
Utilities                                3.80%
Pharmaceuticals                          2.00%
Short-Term Investments                   1.00%
Health Services & Systems                0.80%
REITs                                    0.60%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. EXXONMOBIL CORP.                     (5.9%)

 2. CITIGROUP, INC.                      (5.3%)

 3. AMERICAN INTERNATIONAL GROUP, INC.   (3.8%)

 4. VERIZON COMMUNICATIONS, INC.         (3.7%)

 5. CHEVRONTEXACO CORP.                  (3.0%)

 6. PHILIP MORRIS COMPANIES, INC.        (2.5%)

 7. GOLDEN WEST FINANCIAL CORP.          (2.4%)

 8. SBC COMMUNICATIONS, INC.             (2.1%)

 9. ALLTEL CORP.                         (1.7%)

10. U.S BANCORP                          (1.7%)

TOP 10 EQUITY HOLDINGS COMPRISED 32.1% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($340,243 IN THOUSANDS). AS OF DECEMBER 31, 2002 THE FUND HELD 93 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

AVERAGE ANNUAL TOTAL RETURNS

                              1 YEAR      3 YEARS      5 YEARS      10 YEARS
Select Growth & Income       (17.19%)     (9.95%)      (1.83%)       7.06%


                                   (UNAUDITED)

10 YEAR PERFORMANCE (12/31/92 TO 12/31/02)

[CHART]

              JPMORGAN SELECT GROWTH &    S&P 500/BARRA       LIPPER LARGE-CAP
                     INCOME FUND           VALUE INDEX        VALUE FUNDS INDEX
                     PLOT POINTS           PLOT POINTS           PLOT POINTS
12/31/92            5,000,000.00            5,000,000           5,000,000.00
01/31/93            5,083,000.00            5,138,000           5,057,500.00
02/28/93            5,149,587.30            5,315,261           5,107,063.50
03/31/93            5,285,021.45            5,461,962           5,255,679.05
04/30/93            5,259,653.34            5,440,114           5,157,923.42
05/31/93            5,431,644.01            5,541,844           5,297,187.35
06/30/93            5,459,888.56            5,614,997           5,321,024.69
07/31/93            5,420,031.37            5,684,623           5,305,061.62
08/31/93            5,583,174.31            5,907,460           5,519,386.11
09/30/93            5,601,040.47            5,905,097           5,539,255.90
10/31/93            5,635,766.92            5,936,985           5,634,531.10
11/30/93            5,552,357.57            5,830,713           5,544,942.06
12/31/93            5,650,079.07            5,929,835           5,663,049.32
01/31/94            5,823,536.49            6,206,165           5,847,664.73
02/28/94            5,718,712.84            5,981,502           5,707,320.78
03/31/94            5,499,114.26            5,735,662           5,470,466.96
04/30/94            5,488,116.03            5,856,685           5,538,300.75
05/31/94            5,528,728.09            5,953,905           5,618,052.28
06/30/94            5,423,129.39            5,788,982           5,482,657.22
07/31/94            5,525,084.22            5,984,650           5,642,750.82
08/31/94            5,706,859.49            6,154,015           5,871,282.22
09/31/94            5,588,727.50            5,937,394           5,718,041.76
10/31/94            5,644,614.77            6,066,829           5,811,817.64
11/30/94            5,443,102.03            5,821,123           5,609,566.39
12/31/94            5,457,254.09            5,892,723           5,672,954.49
01/31/95            5,505,823.65            6,052,415           5,775,067.67
02/28/95            5,725,506.02            6,287,249           5,989,900.19
03/31/95            5,885,247.63            6,460,777           6,130,063.85
04/30/95            5,977,646.02            6,673,337           6,308,448.71
05/31/95            6,179,690.46            6,970,300           6,542,492.16
06/30/95            6,337,272.56            7,023,274           6,684,464.24
07/31/95            6,619,281.19            7,265,577           6,895,693.31
08/31/95            6,658,996.88            7,327,335           6,937,757.03
09/30/95            6,778,192.92            7,582,326           7,186,822.51
10/31/95            6,648,729.44            7,464,042           7,129,327.93
11/30/95            6,907,365.02            7,855,158           7,438,027.83
12/31/95            6,961,242.46            8,072,745           7,558,523.88
01/31/96            7,210,454.94            8,314,121           7,791,326.42
02/28/96            7,278,954.26            8,392,273           7,878,589.27
03/31/96            7,420,165.98            8,588,652           7,963,678.04
04/30/96            7,527,016.37            8,676,257           8,071,984.06
05/31/96            7,627,878.39            8,807,268           8,221,315.76
06/30/96            7,602,706.39            8,764,993           8,226,248.55
07/31/96            7,262,865.41            8,395,111           7,903,779.61
08/31/96            7,517,791.99            8,626,816           8,109,277.88
09/30/96            7,862,858.64            8,996,043           8,506,632.50
10/31/96            7,980,801.52            9,301,009           8,686,122.44
11/30/96            8,499,553.62           10,012,536           9,308,048.81
12/31/96            8,344,861.74            9,848,331           9,150,742.78
01/31/97            8,804,663.63           10,302,339           9,612,855.29
02/28/97            8,802,022.23           10,377,546           9,689,758.14
03/31/97            8,460,503.76           10,022,634           9,319,609.38
04/30/97            8,805,692.32           10,398,483           9,734,331.99
05/31/97            9,317,303.04           11,050,468          10,295,029.52
06/30/97            9,677,882.67           11,472,595          10,724,332.25
07/31/97           10,642,767.57           12,390,403          11,532,946.90
08/31/97           10,260,692.21           11,830,357          11,039,336.77
09/30/97           10,808,613.18           12,523,616          11,604,550.81
10/31/97           10,515,699.76           12,062,747          11,254,093.38
11/30/97           10,849,047.44           12,522,337          11,623,227.64
12/31/97           11,054,094.44           12,800,333          11,755,732.44
01/31/98           11,001,034.79           12,642,889          11,772,190.46
02/28/98           11,785,408.57           13,591,106          12,546,800.60
03/31/98           12,335,787.15           14,280,175          13,103,878.54
04/30/98           12,425,838.39           14,448,681          13,237,538.10
05/31/98           12,115,192.43           14,244,955          13,012,499.96
06/30/98           12,351,438.69           14,353,216          13,255,833.70
07/31/98           11,975,954.95           14,041,751          13,026,507.78
08/31/98           10,152,017.01           11,783,838          11,248,389.47
09/30/98           10,864,688.61           12,500,295          11,789,437.00
10/31/98           11,535,039.89           13,479,068          12,733,770.91
11/30/98           11,871,863.06           14,181,328          13,383,193.22
12/31/98           12,691,021.61           14,679,092          13,899,784.48
01/31/99           12,810,317.21           14,975,610          14,130,520.90
02/28/99           12,281,251.11           14,653,634          13,806,931.98
03/31/99           12,707,410.52           15,097,639          14,226,662.71
04/30/99           13,440,628.11           16,399,056          15,064,613.14
05/31/99           13,323,694.65           16,108,793          14,807,008.26
06/30/99           13,775,367.90           16,727,370          15,459,997.32
07/31/99           13,275,322.04           16,212,167          15,020,933.40
08/31/99           12,911,578.22           15,801,999          14,747,552.41
09/30/99           12,464,837.61           15,184,141          14,201,892.97
10/31/99           13,100,544.33           16,042,045          14,886,424.21
11/30/99           13,192,248.14           15,947,397          14,938,526.69
12/31/99           13,807,006.90           16,547,019          15,398,633.32
01/31/00           13,483,922.94           16,020,824          14,747,271.13
02/28/00           13,022,772.78           15,019,523          14,126,411.01
03/31/00           14,291,190.85           16,586,059          15,420,390.26
04/30/00           14,118,267.44           16,474,932          15,249,223.93
05/31/00           13,820,371.99           16,526,004          15,259,898.39
06/30/00           13,639,325.12           15,873,227          15,092,039.50
07/31/00           13,897,108.36           16,190,692          15,024,125.33
08/31/00           14,737,883.42           17,275,468          15,894,022.18
09/30/00           14,295,746.92           17,272,013          15,642,896.63
10/31/00           14,362,936.93           17,595,000          15,768,039.81
11/30/00           13,565,793.93           16,694,136          15,091,590.90
12/31/00           13,970,054.59           17,553,884          15,699,782.01
01/31/01           13,967,260.58           18,294,658          15,830,090.20
02/28/01           13,206,044.88           17,081,722          15,067,079.85
03/31/01           12,574,795.93           16,406,994          14,480,970.45
04/30/01           13,511,618.23           17,519,388          15,302,041.47
05/31/01           13,662,948.35           17,703,342          15,548,404.34
06/30/01           13,141,023.72           17,129,753          15,125,487.74
07/31/01           13,052,978.87           16,833,409          14,083,341.64
08/31/01           12,234,557.09           15,860,438          13,424,241.25
09/30/01           11,282,708.55           14,353,696          12,377,150.43
10/31/01           11,358,302.70           14,353,696          12,457,601.91
11/30/01           11,997,775.14           15,265,156          13,256,134.19
12/31/01           12,174,142.43           15,497,186          13,456,301.82
01/31/02           12,057,270.67           15,072,563          13,207,360.23
02/28/02           12,029,538.94           14,938,417          13,134,719.75
03/31/02           12,558,838.66           15,703,264          13,713,960.89
04/30/02           11,930,896.72           14,916,531          13,129,746.16
05/31/02           12,053,784.96           14,976,197          13,146,814.83
06/30/02           11,257,029.77           14,031,199          12,230,481.84
07/31/02           10,248,399.91           12,514,426          11,173,768.21
08/31/02           10,340,635.51           12,600,776          11,248,632.45
09/30/02            9,242,460.01           11,160,507           9,948,290.54
10/31/02           10,078,902.65           12,087,945          10,678,495.07
11/30/02           10,573,776.77           12,937,728          11,348,036.71
12/31/02              10,079,981           12,264,966             10,807,870

Source: Lipper Analytical Services Inc. Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 1/6/98.

Returns for the Fund prior to 1/6/98 (offering date of the Fund) are calculated using the historical expenses of the JPMorgan Growth and Income Fund (Select Shares), which are higher than the expenses of the Select Growth and Income Fund.

The graph illustrates comparative performance for $5,000,000 invested in the JPMorgan Select Growth and Income Fund, S&P 500/BARRA Value Index, and Lipper Large-Cap Value Funds Index from December 31, 1992 to December 31, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500/BARRA Value Index contains large U.S. companies with lower price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $5,000,000 minimum initial deposit and carry no sales charge.

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF ASSETS & LIABILITIES

As of December 31, 2002
(Amounts in thousands, except per share amounts)

ASSETS:
    Investment in Growth and Income Portfolio, at value                    $ 342,621
    Receivables:
         Fund shares sold                                                      1,147
-------------------------------------------------------------------------------------
Total Assets                                                                 343,768
-------------------------------------------------------------------------------------
LIABILITIES:
    Payables:
         Fund shares redeemed                                                    764
    Accrued liabilities:
         Administration fees                                                      29
         Trustees' fees                                                           34
         Other                                                                   144
-------------------------------------------------------------------------------------
Total Liabilities                                                                971
-------------------------------------------------------------------------------------
NET ASSETS:
    Paid in capital                                                          423,957
    Accumulated undistributed (overdistributed) net investment income             48
    Accumulated net realized gain (loss) on investment in Portfolio          (30,614)
    Net unrealized appreciation (depreciation) of investment in Portfolio    (50,594)
-------------------------------------------------------------------------------------
Total Net Assets                                                           $ 342,797
-------------------------------------------------------------------------------------
Shares of beneficial interest outstanding ($0.001 par value;
     unlimited number of shares authorized):                                  10,639
Net asset value, redemption and offering price per share:                  $   32.22
-------------------------------------------------------------------------------------

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF OPERATIONS

For the year ended December 31, 2002
(Amounts in thousands)

INVESTMENT INCOME:
    Allocated investment income from Portfolio                                   $  8,237
    Foreign taxes withheld                                                            (21)
    Allocated expenses from Portfolio                                              (1,810)
------------------------------------------------------------------------------------------
Total investment income                                                             6,406
------------------------------------------------------------------------------------------
EXPENSES:
    Administration fees                                                               389
    Accounting fees                                                                    10
    Organization expenses                                                               5
    Professional fees                                                                  15
    Transfer agent fees                                                                 4
    Trustees' fees                                                                      2
------------------------------------------------------------------------------------------
Total expenses                                                                        425
------------------------------------------------------------------------------------------
Net investment income                                                               5,981
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Net realized gain (loss) allocated from Portfolio                             (29,835)
    Change in net unrealized appreciation/depreciation allocated from Portfolio   (50,607)
------------------------------------------------------------------------------------------
    Net realized and unrealized gain (loss) on investments                        (80,442)
------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations                        $(74,461)
------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN SELECT GROWTH AND INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS FOR THE PERIODS INDICATED

(Amounts in thousands)

                                                                                     YEAR          11/1/01        YEAR
                                                                                    ENDED          THROUGH        ENDED
                                                                                   12/31/02       12/31/01*     10/31/01
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
    Net investment income                                                          $   5,981      $     948     $   6,194
    Net realized gain (loss) allocated from Portfolio                                (29,835)         3,932        (2,970)
    Change in net unrealized appreciation/depreciation allocated from Portfolio      (50,607)        23,952      (112,174)
--------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) in net assets from operations                            (74,461)        28,832      (108,950)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                             (5,833)        (6,053)       (5,226)
    Net realized gain on investment transactions                                           -              -       (47,888)
--------------------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                                           (5,833)        (6,053)      (53,114)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from shares issued                                                       30,874         21,534        32,322
    Dividends reinvested                                                               5,833          6,053        53,114
    Cost of shares redeemed                                                          (58,463)        (8,647)      (51,368)
--------------------------------------------------------------------------------------------------------------------------
        Increase (decrease) from capital share transactions                          (21,756)        18,940        34,068
--------------------------------------------------------------------------------------------------------------------------
        Total increase (decrease) in net assets                                     (102,050)        41,719      (127,996)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
    Beginning of period                                                              444,847        403,128       531,124
--------------------------------------------------------------------------------------------------------------------------
    End of period                                                                  $ 342,797      $ 444,847     $ 403,128
--------------------------------------------------------------------------------------------------------------------------
ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME                  $      48      $    (100)    $   5,005
--------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Issued                                                                               862            544           744
    Reinvested                                                                           177            155         1,189
    Redeemed                                                                          (1,642)          (220)       (1,193)
--------------------------------------------------------------------------------------------------------------------------
        Change in shares                                                                (603)           479           740
--------------------------------------------------------------------------------------------------------------------------

*    The Fund changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

JPMORGAN SELECT GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Mutual Fund Group (the "Trust") was organized on May 11, 1987 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. JPMorgan Select Growth and Income Fund (the "Fund") is a separate series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund utilizes a Master Feeder structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio"), which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. As of December 31, 2002, the Fund owned 32.18% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

A. VALUATION OF INVESTMENTS - The Fund records its investment in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to the Portfolio's financial statements.

B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Portfolio's income, expenses, and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

C. ALLOCATION OF EXPENSES - Expenses directly attributable to the Fund are charged to the Fund; other expenses are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

D. FEDERAL INCOME TAXES - The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income tax or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition - "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal income tax-basis treatment.

                              ACCUMULATED                   ACCUMULATED
                             UNDISTRIBUTED/                NET REALIZED
         PAID-IN           (OVERDISTRIBUTED)                GAIN (LOSS)
         CAPITAL           NET INVESTMENT INCOME          ON INVESTMENTS
        $  (199)                $   -                        $    199

The reclassifications relate primarily to the allocation of wash sales from Growth and Income Portfolio.

The tax character of distributions paid during the period ended December 31, 2002 and December 31, 2001 were as follows (amounts in thousands):

                                              LONG-TERM
  PERIOD                  ORDINARY             CAPITAL               TOTAL
  ENDED                    INCOME               GAIN             DISTRIBUTIONS
December 31, 2002          $ 5,833               $ -                $ 5,833
December 31, 2001            6,053                 -                  6,053

At December 31, 2002, the components of net assets (excluding paid in capital) on a tax basis are as follows (amounts in thousands):

Current distributable ordinary income       $    147
Plus/Less: cumulative timing differences         (99)
                                            --------
Undistributed ordinary income or
overdistribution of ordinary income         $     48
                                            ========
Current distributable long-term capital
gain or tax basis capital loss carryover     (17,085)
Plus/Less: cumulative timing differences      (7,645)
                                            --------
Undistributed long-term gains/
accumulated capital loss                     (24,730)
                                            ========
Unrealized appreciation (depreciation)      $      *
                                            ========

* The Net Unrealized appreciation/depreciation of the fund's investment in the portfolio consists of an allocated portion of the portfolio appreciation/depreciation.

The cumulative timing difference account primarily consists of deferred compensation and post October loss deferrals.

At December 31, 2002, the Fund had a capital loss carryover, which will be available to offset future capital gains. To the extent that any net capital loss carryover is used to offset future capital gains, it is probable that the gains so offset will not be distributed to the shareholders (amounts in thousand):

 AMOUNT               EXPIRATION DATE
$   600              December 31,2008
 16,485              December 31,2010
-------
$17,085

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred a post-October realized loss of $7,645 (amount in thousand).

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. ADMINISTRATION FEE - Pursuant to an Administration Agreement, JPMorgan Chase Bank ("JPMCB" or the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.10% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex plus 0.025% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, LP ("BISYS") serves as the Fund's Sub-Administrator. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to JPMorgan as Administrator.

B. OTHER - Certain officers of the Trust are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period the Portfolio may purchase securities from an underlying syndicate in which the principal underwriter or members of the syndicate are affiliated with the Portfolio.

4. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 12, 2002, the Fund may borrow money for temporary or emergency purposes. The Fund has entered into an agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings of up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in other expenses on the Statement of Operations. This agreement will expire on April 11, 2003.

Prior to April 12, 2002, the Fund could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets would be repaid before the Fund could make additional investments. The Fund had entered into an agreement, which enabled it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings of up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement was terminated on April 12, 2002.

5. CONCENTRATIONS

At December 31, 2002, all of the Fund's outstanding shares are owned by the participants in the 401(k) Savings Plan of J.P. Morgan Chase and Co.

6. SUBSEQUENT EVENT

The Funds' Board of Trustees have approved a change of name for Mutual Fund Group. The Trust will be renamed J.P. Morgan Mutual Fund Group effective May 1, 2003.

JPMORGAN SELECT GROWTH AND INCOME FUND
FINANCIAL HIGHLIGHTS

                                                        YEAR       11/1/01                YEAR ENDED                1/6/98*
                                                       ENDED       THROUGH     --------------------------------    THROUGH
PER SHARE OPERATING PERFORMANCE:                     12/31/02     12/31/01^    10/31/01    10/31/00    10/31/99    10/31/98
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $39.57       $37.45       $52.99      $48.88      $43.51      $42.00
----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                 0.57         0.09         0.53        0.49        0.53        0.38
   Net gains or losses on investment in Portfolio
     (both realized and unrealized)                     (7.36)        2.60       (10.81)       4.18        5.37        1.47
                                                     ---------    ---------    ---------   ---------   ---------   ---------
       Total from investment operations                 (6.79)        2.69       (10.28)       4.67        5.90        1.85
                                                     ---------    ---------    ---------   ---------   ---------   ---------
Less distributions:
   Dividends from net investment income                  0.56         0.57         0.47        0.11        0.53        0.34
   Distributions from capital gains                         -            -         4.79        0.45           -           -
                                                     ---------    ---------    ---------   ---------   ---------   ---------
       Total distributions                               0.56         0.57         5.26        0.56        0.53        0.34
                                                     ---------    ---------    ---------   ---------   ---------   ---------
Net asset value, end of period                         $32.22       $39.57       $37.45      $52.99      $48.88      $43.51
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (17.19%)       7.19%(a)   (20.92%)      9.63%      13.57%       4.38%(a)
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (millions)                 $ 343        $ 445        $ 403       $ 531       $ 553       $ 518
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------
   Net expenses                                         0.58%        0.58%        0.58%       0.60%       0.59%       0.61%
----------------------------------------------------------------------------------------------------------------------------
   Net investment income                                1.54%        1.34%        1.31%       0.92%       1.08%       1.04%
----------------------------------------------------------------------------------------------------------------------------
   Expenses without reimbursements                      0.58%        0.58%        0.59%       0.60%       0.59%       0.61%
----------------------------------------------------------------------------------------------------------------------------
   Net investment income without reimbursements         1.54%        1.34%        1.30%       0.92%       1.08%       1.04%
----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE ~                                 70%           0%(a)       12%         30%        125%        113%
----------------------------------------------------------------------------------------------------------------------------

^    The Fund changed its fiscal year end from October 31 to December 31.
*    Commencement of operations.
(a)  Not annualized.
#    Short periods have been annualized.
~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.


                       See notes to financial statements.

To the Trustees and Shareholders of
Mutual Fund Group

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Select Growth & Income Fund (a separate portfolio of Mutual Fund Group, hereafter referred to as the "Fund") at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
February 18, 2003

JPMORGAN FUNDS
Trustee and Officer Information (unaudited)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                             NUMBER OF
                          POSITIONS                                                          PORTFOLIOS IN   OTHER
                          HELD WITH                                 PRINCIPAL                JPMORGAN        DIRECTORSHIPS
                          EACH            TERM OF OFFICE            OCCUPATIONS              FUND COMPLEX    HELD OUTSIDE
NAME,CONTACT ADDRESS      JP MORGAN       AND LENGTH OF             DURING PAST              OVERSEEN BY     JP MORGAN FUND
AND DATE OF BIRTH         TRUST           TIME SERVED               5 YEARS                  TRUSTEE         COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;     Trustee         Trustee of Funds that     Retired; Vice-President  78              None
522 Fifth Avenue,                         are series of             & Treasurer of
New York, NY 10036;                       JPMF, JPMIF, JPMST and    Ingersoll-Rand
12/4/1941                                 FMFG since 2001, Funds    Company
                                          that are series of MFG    (manufacturer of
                                          since 1987 and Funds      industrial
                                          that are series of MFIT   equipment)
                                          since 1997.               (1972-2000)

Roland R. Eppley, Jr.;    Trustee         Trustee of Funds that     Retired                  78              None
522 Fifth Avenue,                         are series of JPMF,
New York, NY 10036;                       JPMIF, JPMST and
4/1/1932                                  FMFG since 2001,Funds
                                          that are series of MFG
                                          since 1989 and Funds
                                          that are series of MFIT
                                          since 1997.

Ann Maynard Gray;         Trustee         Since 2001                Vice President of        78              Director of Duke
522 Fifth Avenue,                                                   Capital                                  Energy Corporation
New York, NY 10036;                                                 Cities/ABC,                              (1997-Present)
8/22/1945                                                           Inc.(1986-1998);                         Director of Elan
                                                                    President of                             Corporation, Plc
                                                                    Diversified                              (pharmaceuticals)
                                                                    Publishing Group                         (2001-Present);Director
                                                                    (1991-1997)                              of The Phoenix
                                                                                                             Companies (wealth
                                                                                                             management
                                                                                                             services) (2002-
                                                                                                             Present)

Matthew Healey;           Trustee and     Trustee of Funds that     Retired; Chief           78              None
522 Fifth Avenue,         President of    are series of MFG, MFIT   Executive Officer
New York, NY 10036;       the Board of    and FMFG since 2001,      of certain
8/23/1937                 Trustees        Funds that are series     J.P. Morgan Fund
                                          of JPMF since             trusts (1982-2001)
                                          1982,Funds that are
                                          series of JPMIF since
                                          1992 and Funds that are
                                          series of JPMST since
                                          1996.

Fergus Reid, III;         Trustee and     Trustee of Funds that     Chairman of              78              Trustee of 16
522 Fifth Avenue,         Chairman of     are series of             Lumelite                                 Morgan Stanley
New York, NY 10036;       the Board of    JPMF, JPMIF, JPMST and    Corporation                              Funds (1995-
8/12/1932                 Trustees        FMFG since 2001,Funds     (plastics                                Present)
                                          that are series of MFG    manufacturing)
                                          since 1987 and Funds
                                          that are series of MFIT
                                          since 1997.


                                                                                               NUMBER OF
                                 POSITIONS                                                     PORTFOLIOS IN     OTHER
                                 HELD WITH                         PRINCIPAL                   JPMORGAN          DIRECTORSHIPS
                                 EACH            TERM OF OFFICE    OCCUPATIONS                 FUND COMPLEX      HELD OUTSIDE
NAME, CONTACT ADDRESS            JP MORGAN       AND LENGTH OF     DURING PAST                 OVERSEEN BY       JP MORGAN FUND
AND DATE OF BIRTH                TRUST           TIME SERVED       5 YEARS                     TRUSTEE           COMPLEX
------------------------------------------------------------------------------------------------------------------------------------
James J. Schonbachler;           Trustee         Since 2001        Retired; Managing           78                Director of
522 Fifth Avenue,                                                  Director of Bankers                           Jonathans Landing
New York, NY 10036;                                                Trust Company                                 Golf Club, Inc.
1/26/1943                                                          (financial services)
                                                                   (1968-1998); Group
                                                                   Head and Director
                                                                   of Bankers Trust,
                                                                   A.G., Zurich and
                                                                   BT Brokerage Corp.
                                                                   (financial services)

Robert J. Higgins;               Trustee         Since 2002        Director of                 78                Director of
522 Fifth Avenue,                                                  Administration of                             Providian Financial
New York, NY 10036;                                                the State of Rhode                            Corp. (banking)
10/9/1945                                                          Island (2003 -                                (2002-Present)
                                                                   Present); President -
                                                                   Consumer Banking
                                                                   and Investment
                                                                   Services Fleet Boston
                                                                   Financial (1971-2002)

INTERESTED TRUSTEE(S)

Leonard M. Spalding*             Trustee         Since 1998        Retired; Chief              78                None
522 Fifth Avenue,                                                  Executive Officer of
New York, NY 10036;                                                Chase Mutual
7/20/1935                                                          Funds (investment
                                                                   company) (1989-1998);
                                                                   President & Chief
                                                                   Executive Officer
                                                                   of Vista Capital
                                                                   Management
                                                                   (investment
                                                                   management)
                                                                   (1990-1998); Chief
                                                                   Investment
                                                                   Executive of Chase
                                                                   Manhattan Private
                                                                   Bank (investment
                                                                   management)
                                                                   (1990-1998)

* Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stocks.

                                                 TERM OF OFFICE
NAME, CONTACT ADDRESS AND  POSITIONS HELD WITH   AND LENGTH OF        PRINCIPAL OCCUPATIONS
DATE OF BIRTH              EACH JPMORGAN TRUST   TIME SERVED          DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------
George Gatch;              President             Since 2001           Managing Director, J.P. Morgan
522 Fifth Avenue,                                                     Investment Management Inc. and
New York, NY 10036;                                                   J.P. Morgan Fleming Asset Management
12/21/1962                                                            (USA) Inc.; Head of J.P. Morgan
                                                                      Fleming's U.S. Mutual Funds and
                                                                      Financial Intermediaries Business
                                                                      ("FFI"); he has held numerous
                                                                      positions throughout the firm in
                                                                      business management, marketing and
                                                                      sales.

David Wezdenko;            Treasurer             Since 2001           Managing Director, J.P. Morgan
522 Fifth Avenue,                                                     Investment Management Inc. and
New York, NY 10036;                                                   J.P. Morgan Fleming Asset Management
10/2/1963                                                             (USA) Inc.; Chief Operating Officer
                                                                      for FFI; since joining J.P. Morgan
                                                                      Chase in 1996, he has held numerous
                                                                      financial and operation related
                                                                      positions supporting the J.P. Morgan
                                                                      pooling funds business.

Sharon Weinberg;           Secretary             Since 2001           Managing Director, J.P. Morgan
522 Fifth Avenue,                                                     Investment Management Inc. and
New York, NY 10036;                                                   J.P. Morgan Fleming Asset Management
6/15/1959                                                             (USA) Inc.; Head of Business and
                                                                      Product Strategy for FFI; since
                                                                      joining J.P. Morgan Chase in
                                                                      1996, she has held numerous
                                                                      positions throughout the asset
                                                                      management business in mutual funds
                                                                      marketing, legal and product
                                                                      development.

Michael Moran;             Vice President and    Since 2001           Vice President, J.P. Morgan
522 Fifth Avenue,          Assistant Treasurer                        Investment Management Inc. and
New York, NY 10036;                                                   J.P. Morgan Fleming Asset Management
7/14/1969                                                             (USA) Inc.; Controller of FFI.

Stephen Ungerman;          Vice President and    Since 2001           Vice President, J.P. Morgan
522 Fifth Avenue,          Assistant Treasurer                        Investment Management Inc. and
New York, NY 10036;                                                   J.P. Morgan Fleming Asset Management
6/2/1953                                                              (USA) Inc.; Business Head for
                                                                      Vehicle Services Group within Fund
                                                                      Administration; prior to joining
                                                                      J.P. Morgan Chase in 2000,he held a
                                                                      number of senior management
                                                                      positions in Prudential Insurance
                                                                      Co. of America's asset management
                                                                      business, including Associate
                                                                      General Counsel, Tax Director and
                                                                      Co-head of Fund Administration
                                                                      Department; Mr.Ungerman was also the
                                                                      Assistant Treasurer of all mutual
                                                                      funds managed by Prudential.

Judy R.Bartlett;           Vice President and    Since 2001           Vice President and Assistant
522 Fifth Avenue,          Assistant Secretary                        General Counsel, J.P. Morgan
New York, NY 10036;                                                   Investment Management Inc. and
5/29/1965                                                             J.P. Morgan Fleming Asset Management
                                                                      (USA) Inc., since September
                                                                      2000; from August 1998 through
                                                                      August 2000, she was an attorney at
                                                                      New York Life Insurance Company
                                                                      where she served as Assistant
                                                                      Secretary for the Mainstay
                                                                      Funds; from October 1995 through
                                                                      July 1998, Ms.Bartlett was an
                                                                      associate at the law firm of
                                                                      Willkie Farr & Gallagher.

Joseph J.Bertini;          Vice President and    Since 2001           Vice President and Assistant
522 Fifth Avenue,          Assistant Secretary                        General Counsel, J.P. Morgan
New York, NY 10036;                                                   Investment Management Inc. and
11/4/1965                                                             J.P. Morgan Fleming Asset Management
                                                                      (USA) Inc.

Thomas J.Smith;            Vice President and    Since 2002           Managing Director, Head of
522 Fifth Avenue,          Assistant Secretary                        Compliance for J.P. Morgan Chase &
New York, NY 10036;                                                   Co.'s asset management business in
6/24/1955                                                             the Americas. An employee since
                                                                      1996, he previously worked in the
                                                                      Investment Management - Risk
                                                                      Management/Compliance group for the
                                                                      Chase Manhattan Corporation.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

JPMORGAN SELECT GROWTH AND INCOME FUND
TAX LETTER (UNAUDITED)


Certain tax information for the JPMorgan Mutual Funds that is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2002. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ended December 31, 2002. The information necessary to complete your income tax returns for the calendar year ended December 31, 2002 will be received under separate cover.

The following represents the dividends received deduction and long-term capital gains distributed by the Fund for the year ended December 31, 2002.

                                                                 LONG-TERM
                                    DIVIDENDS RECEIVED         CAPITAL GAINS
FUND                                    DEDUCTION               DISTRIBUTION
--------------------------------------------------------------------------------
Select Growth and Income Fund             100.0 %                   $ -

THE GROWTH AND INCOME PORTFOLIO

ANNUAL REPORT DECEMBER 31, 2002

(The following pages should be read in conjunction with JPMorgan Select Growth and Income Fund Annual Financial Statements)

GROWTH AND INCOME PORTFOLIO
Portfolio of Investments

As of December 31, 2002
(Amounts in Thousands)

   SHARES    ISSUER                                                VALUE
--------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 95.8%

             COMMON STOCKS -- 99.0%

             AEROSPACE -- 1.6%
       63    General Dynamics Corp.                          $     4,961
      193    United Technologies Corp.                            11,960
                                                             -----------
                                                                  16,921

             APPAREL -- 1.1%
      167    Nike, Inc., Class B (l)                               7,417
      121    VF Corp.                                              4,355
                                                             -----------
                                                                  11,772

             BANKING -- 11.3%
      212    Bank of America Corp.                                14,742
      388    BB&T Corp. (l)                                       14,348
       89    North Fork Bancorporation, Inc.                       2,996
      288    PNC Financial Services Group, Inc.                   12,067
      294    SunTrust Banks, Inc.                                 16,752
      318    The Bank of New York Co., Inc.                        7,622
      844    U.S. Bancorp                                         17,902
      320    Wachovia Corp.                                       11,650
      210    Washington Mutual, Inc.                               7,262
      320    Wells Fargo & Co. (l)                                14,994
                                                             -----------
                                                                 120,335

             BROADCASTING/CABLE -- 0.2%
       57    Clear Channel Communications, Inc. * (l)              2,114

             BUSINESS SERVICES -- 1.1%
      338    Equifax, Inc.                                         7,816
      218    IMS Health, Inc.                                      3,490
                                                             -----------
                                                                  11,306

             CHEMICALS -- 0.5%
      109    PPG Industries, Inc.                                  5,451

             COMPUTERS/COMPUTER HARDWARE -- 3.6%
      734    Hewlett-Packard Co. (l)                              12,740
      130    International Business Machines Corp.                10,106
      209    Lexmark International, Inc. * (l)                    12,663
      281    Seagate Technology Holdings *                         3,014
                                                             -----------
                                                                  38,523

             CONSTRUCTION -- 0.3%
      303    Clayton Homes, Inc.                                   3,693

             CONSTRUCTION MATERIALS -- 0.6%
      157    Vulcan Materials Co. (l)                              5,873

             CONSUMER PRODUCTS -- 2.9%
      108    Black & Decker Corp.                                  4,611
      656    Philip Morris Companies, Inc.                        26,579
                                                             -----------
                                                                  31,190

             DIVERSIFIED -- 1.7%
      300    General Electric Co.                                  7,303
      624    Tyco International LTD (Bermuda)                     10,654
                                                             -----------
                                                                  17,957

                       See notes to financial statements.

   SHARES    ISSUER                                              VALUE
------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.6%
      132    Emerson Electric Co.                          $     6,687

             ENVIRONMENTAL SERVICES -- 0.9%
      398    Waste Management, Inc. (l)                          9,122

             FINANCIAL SERVICES -- 14.5%
      484    American Express Co.                               17,095
    1,598    Citigroup, Inc.                                    56,248
      278    Freddie Mac                                        16,392
      361    Golden West Financial Corp.                        25,896
      214    Merrill Lynch & Co., Inc. (l)                       8,102
      182    Morgan Stanley (l)                                  7,253
      258    Prudential Financial, Inc.                          8,176
       15    SLM Corp.                                           1,568
      550    Stilwell Financial, Inc. *                          7,187
      262    T. Rowe Price Group, Inc.                           7,156
                                                           -----------
                                                               155,073

             FOOD/BEVERAGE PRODUCTS -- 2.4%
      101    Brown-Forman Corp., Class B                         6,601
      349    Kraft Foods, Inc., Class A                         13,591
      121    PepsiCo, Inc.                                       5,113
                                                           -----------
                                                                25,305

             HEALTH CARE/HEALTH CARE SERVICES -- 0.8%
      113    WellPoint Health Networks, Inc. *                   8,041

             INSURANCE -- 9.4%
      690    American International Group, Inc.                 39,920
      206    Hartford Financial Services Group, Inc. (l)         9,349
      468    John Hancock Financial Services, Inc.              13,044
      203    Marsh & McLennan Companies, Inc.                    9,362
      156    MGIC Investment Corp.                               6,430
      139    Principal Financial Group, Inc. (l)                 4,188
      250    SAFECO Corp. (l)                                    8,674
      620    Travelers Property Casualty Corp.,
               Class A * (l)                                     9,087
                                                           -----------
                                                               100,054

             MACHINERY & ENGINEERING EQUIPMENT -- 0.5%
      194    Dover Corp. (l)                                     5,651

             MANUFACTURING -- 0.7%
      290    Honeywell International, Inc.                       6,960

             METALS/MINING -- 0.9%
      419    Alcoa, Inc.                                         9,549

             MULTI-MEDIA -- 7.8%
    1,272    AOL Time Warner, Inc. (l) *                        16,658
      644    Comcast Corp., Class A * (l)                       15,185
       80    E.W. Scripps Co., Class A                           6,156
      167    Gannett Co., Inc.                                  11,955
       68    Knight Ridder, Inc.                                 4,307
    1,741    Liberty Media Corp., Class A * (l)                 15,567
      373    The Walt Disney Co.                                 6,079

                       See notes to financial statements.

   SHARES    ISSUER                                              VALUE
------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             MULTI-MEDIA -- CONTINUED
      156    Viacom, Inc., Class B * (l)                   $     6,378
                                                           -----------
                                                                82,285

             OIL & GAS -- 12.2%
      215    Burlington Resources, Inc. (l)                      9,170
      473    ChevronTexaco Corp.                                31,444
      330    ConocoPhillips                                     15,984
      222    Devon Energy Corp. (l)                             10,199
    1,790    ExxonMobil Corp.                                   62,556
                                                           -----------
                                                               129,353

             PHARMACEUTICALS -- 2.0%
      437    Pfizer, Inc. (l)                                   13,347
      208    Wyeth                                               7,775
                                                           -----------
                                                                21,122

             PIPELINES -- 1.0%
      422    El Paso Corp. (l)                                   2,940
      177    Kinder Morgan, Inc.                                 7,499
                                                           -----------
                                                                10,439

             REAL ESTATE INVESTMENT TRUST -- 0.6%
      213    Public Storage, Inc.                                6,882

             RESTAURANTS/FOOD SERVICES -- 1.4%
      440    McDonald's Corp.                                    7,080
      213    Outback Steakhouse, Inc.                            7,325
                                                           -----------
                                                                14,405

             RETAILING -- 2.1%
       81    AutoZone, Inc. * (l)                                5,701
      340    CarMax, Inc. *                                      6,075
      995    Circuit City Stores, Inc.                           7,382
      137    The May Department Stores Co. (l)                   3,153
                                                           -----------
                                                                22,311

             SEMI-CONDUCTORS -- 0.7%
      473    Texas Instruments, Inc.                             7,104

             TELECOMMUNICATIONS -- 11.4%
      352    Alltel Corp. (l)                                   17,937
      484    AT&T Corp.                                         12,632
      556    BellSouth Corp.                                    14,386
      196    EchoStar Communications Corp., Class A * (l)        4,367
      718    General Motors - Hughes Electronics Corp.,
               Class H *                                         7,683
      834    SBC Communications, Inc. (l)                       22,610
      401    Sprint Corp. - PCS Group * (l)                      1,756
    1,010    Verizon Communications, Inc.                       39,151
                                                           -----------
                                                               120,522

             TOYS & GAMES -- 0.4%
      197    Mattel, Inc.                                        3,773

             UTILITIES -- 3.8%
      217    Consolidated Edison, Inc.                           9,296
      188    Dominion Resources, Inc.                           10,332

                       See notes to financial statements.

   SHARES    ISSUER                                              VALUE
------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED

             UTILITIES -- CONTINUED
      400    Energy East Corp.                             $     8,836
      354    FirstEnergy Corp. (l)                              11,655
                                                           -----------
                                                                40,119
             ---------------------------------------------------------
             Total Common Stocks
             (Cost $1,189,824)                               1,049,892
             ---------------------------------------------------------
             MONEY MARKET FUND -- 1.0%
   10,694    JPMorgan Prime Money Market Fund (a)
             (Cost $10,694)                                     10,694
----------------------------------------------------------------------
             Total Investments -- 100.0%
             (Cost $1,200,518)                             $ 1,060,586
------------------------------------------------------------------------

PRINCIPAL
   AMOUNT    COLLATERAL INVESTMENTS
------------------------------------------------------------------------
             MONEY MARKET FUNDS (c)
$  25,000    Evergreen Institutional Money Market Fund,    $    25,000
   25,000    Federated Prime Value Money Market Fund, (a)       25,000
   13,598    JPMorgan Prime Money Market Fund,                  13,598
    3,605    AIM Short Term Investment Co.-Liquid,               3,605
                                                           -----------
                                                           $    67,203

INDEX:

*    -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act, 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)  -- Investment of cash collateral for portfolio securities on loan.
(l) -- Security, or portion of security, has been delivered to counterpart as part of security lending transaction.

                         See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Assets and Liabilities

As of December 31, 2002
(Amounts in Thousands)

   ASSETS:
     Investment securities, at value                       $ 1,060,586
     Investments held as collateral for securities
       lending program                                          67,203
     Receivables:
       Investment securities sold                                6,037
       Interest and dividends                                    1,472
       Security lending (net)                                        8
----------------------------------------------------------------------
          Total Assets                                       1,135,306
----------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                           2,677
       Collateral for securities lending                        67,203
     Accrued liabilities:
       Investment advisory fees                                    371
       Administration fees                                          46
       Custodian fees                                                7
       Trustees' fees - deferred compensation plan                 203
       Other                                                        49
----------------------------------------------------------------------
          Total Liabilities                                     70,556
----------------------------------------------------------------------
   NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS                                    $ 1,064,750
----------------------------------------------------------------------
   Cost of investments                                     $ 1,200,518
======================================================================

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Operations

For the year ended December 31, 2002
(Amounts in Thousands)

   INVESTMENT INCOME:
     Dividend                                              $    27,526
     Dividend income from affiliated investments*                  457
     Securities lending (net)                                        8
     Foreign taxes withheld                                        (73)
----------------------------------------------------------------------
       Total investment income                                  27,918
----------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                    5,298
     Administration fees                                           662
     Custodian fees                                                 83
     Accounting fees                                                32
     Professional fees                                              31
     Trustees' fees                                                  7
     Other                                                          45
----------------------------------------------------------------------
         Total expenses                                          6,158
----------------------------------------------------------------------
         Net investment income                                  21,760
======================================================================
   REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
     Net realized gain (loss) on transactions from
       investments                                             (68,049)
======================================================================
     Change in net unrealized appreciation/depreciation
       of investments                                         (205,933)
======================================================================
     Net realized and unrealized gain (loss) on
       investments                                            (273,982)
======================================================================
     Net increase (decrease) in net assets from operations $  (252,222)
======================================================================
*    Includes reimbursements of investment advisory
       and administration fees:                            $        40
======================================================================

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Statement of Changes in Net Assets

(Amounts in Thousands)

                                                                        YEAR           11/1/01          YEAR
                                                                        ENDED          THROUGH          ENDED
                                                                       12/31/02        12/31/01*       10/31/01
-----------------------------------------------------------------------------------------------------------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS:
        Net investment income                                        $     21,760    $      3,848    $     26,634
        Net realized gain (loss) on investments                           (68,049)         17,644         (10,366)
        Change in net unrealized appreciation/depreciation
        of investments                                                   (205,933)         87,293        (441,285)
-----------------------------------------------------------------------------------------------------------------
         Increase (decrease) in net assets
         from operations                                                 (252,222)        108,785        (425,017)
-----------------------------------------------------------------------------------------------------------------
      TRANSACTIONS IN INVESTORS'
      BENEFICIAL INTEREST:
        Contributions                                                     126,703          26,774         206,437
        Withdrawals                                                      (399,691)        (64,930)       (469,439)
-----------------------------------------------------------------------------------------------------------------
         Increase (decrease) from transactions in
         investors' beneficial interest                                  (272,988)        (38,156)       (263,002)
-----------------------------------------------------------------------------------------------------------------
           Total increase (decrease) in net assets                       (525,210)         70,629        (688,019)
      NET ASSETS:
        Beginning of period                                             1,589,960       1,519,331       2,207,350
-----------------------------------------------------------------------------------------------------------------
        End of period                                                $  1,064,750    $  1,589,960    $  1,519,331
=================================================================================================================

*  The Portfolio changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

GROWTH AND INCOME PORTFOLIO
Notes to Financial Statements

1. ORGANIZATION
Growth and Income Portfolio ("GIP") (the "Portfolio") is separately registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the the Portfolio.

2. SIGNIFICANT ACCOUNTING PRINCIPLES
The following is a summary of significant accounting policies followed by the
Portfolio:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Short-term investments with 60 days or less to maturity are valued at amortized cost, which approximates market value.

B. REPURCHASE AGREEMENTS -- It is the Portfolio's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Portfolio's custodian bank, subcustodian, or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.

C. FUTURES CONTRACTS -- When the Portfolio enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Portfolio makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the Portfolio in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subject the Portfolio to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Portfolio to unlimited losses.

The Portfolio may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

As of December 31, 2002, the Portfolio had no outstanding futures contracts.

D. RESTRICTED AND ILLIQUID SECURITIES -- The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

E. SECURITIES ON LOAN -- For the Portfolio, the Board of Trustees have approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Portfolio) acting as lending agent to certain borrowers. By lending investment securities the Portfolio attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral on the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Portfolio in accordance with investment guidelines contained in the securities lending agreement. At December 31, 2002, the market value of the securities loaned and the amount of collateral received were as follows (amounts in thousands):

      MARKET VALUE OF             MARKET VALUE OF
     SECURITIES LOANED          COLLATERAL RECEIVED
   ---------------------------------------------------
         $ 65,657                     $ 67,203

JPMCB as lending agent receives a fee equal to 0.06% of the value of the securities loaned from the Portfolio as detailed below (amounts in thousands):

     FUND                          FEE
   -------------------------------------
     GIP                           $ 3

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify the Portfolio from any loss resulting from a borrower's failure to return a loaned security when due.

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

G. EXPENSES -- Expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated on another reasonable basis.

H. FEDERAL INCOME TAXES -- The Portfolio intends to continue to qualify as a partnership and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provision is recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to an Investment Advisory Agreement, J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM" or "Adviser") acts as the investment adviser to the Portfolio. JPMFAM is a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"). The Adviser supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Portfolio in an amount to offset any duplicate investment advisory, and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

C. CUSTODIAN FEES -- JPMCB provides portfolio custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Portfolio, based on the uninvested cash balances held by the custodian. Such earning credits are presented separately in the Statement of Operations.

D. OTHER -- For the year ended December 31, 2002, the Portfolio incurred less than $1,000 as brokerage commissions with affiliated brokers/dealers.

During the period the Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Portfolio.

4. INVESTMENT TRANSACTIONS
For the year ended December 31, 2002, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

              PURCHASES                     SALES
     (EXCLUDING U.S. GOVERNMENT)  (EXCLUDING U.S. GOVERNMENT)
    ----------------------------------------------------------
             $  906,276                  $  1,087,247

5. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2002, are as follows (amounts in thousands):


    AGGREGATE       UNREALIZED        UNREALIZED       APPRECIATION/
      COST         APPRECIATION      DEPRECIATION     (DEPRECIATION)
-----------------------------------------------------------------------
   $ 1,220,713       $ 38,437         $ (198,564)       $ (160,127)

The difference between book and tax unrealized appreciation and depreciation is primarily due to wash sale loss deferrals. The effect of each feeder fund will depend on the portion of the master held by each feeder at the time of their reversal.

6. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 18, 2002, the Portfolio may borrow money for temporary or emergency purposes. The Portfolio has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio also pays a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro rata basis to the Portfolio. The commitment fee is included in Other expenses on the Statement of Operations. This agreement will expire on April 17, 2003.

Prior to April 18, 2002, the Portfolio could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Portfolio's total assets were repaid before the Portfolio could make additional investments. The Portfolio had entered into an agreement, which enabled it to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Portfolio would also pay a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro rata basis to the Portfolio. This Agreement was terminated on April 18, 2002.

The Portfolio had no borrowings outstanding at December 31, 2002, nor at any time during the year then ended.

Supplementary Data

                                                                                   GROWTH AND INCOME PORTFOLIO
                                                         ------------------------------------------------------------------
                                                          YEAR       11/1/01                   YEAR ENDED
                                                          ENDED      THROUGH     ------------------------------------------
                                                         12/31/02    12/31/01*   10/31/01   10/31/00   10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------
   RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
     Net expenses                                           0.47%      0.46%       0.47%      0.47%       0.47%       0.47%
---------------------------------------------------------------------------------------------------------------------------
     Net investment income                                  1.64%      1.45%       1.43%      1.05%       1.20%       1.21%
---------------------------------------------------------------------------------------------------------------------------
     Expenses without reimbursements                        0.47%      0.46%       0.48%      0.47%       0.47%       0.47%
---------------------------------------------------------------------------------------------------------------------------
     Net investment income without reimbursements           1.64%      1.45%       1.42%      1.05%       1.20%       1.21%
---------------------------------------------------------------------------------------------------------------------------
   PORTFOLIO TURNOVER RATE                                    70%         0%(a)      12%        30%        125%        113%
---------------------------------------------------------------------------------------------------------------------------
   TOTAL RETURN                                            (15.9%)      7.1%(a)   (18.7%)      9.1%       14.1%        8.7%
===========================================================================================================================

*   The Portfolio changed its fiscal year end from October 31 to December 31.
#   Short periods have been annualized.
(a) Not annualized.

                       See notes to financial statements.

Report of Independent Accountants

To the Trustees and Beneficial Unit Holders of
Growth and Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth & Income Portfolio (the "Portfolio") at December 31, 2002, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 18, 2003